Acquisitions (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 18, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 17, 2019
Business Acquisition [Line Items]
Impairment of equity-method investments (Note 18)							$ 186	$ 32	$ 0
Goodwill		$ 0				$ 188	$ 188	0	47
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life							30 years
Changes in ownership of consolidated subsidiaries, net							$ 141	(4)	(910)
Noncontrolling Interests [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net							567	(18)	(2,407)
Capital in excess of par value [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net							(426)	14	1,497
Northeast JV [Member]
Business Acquisition [Line Items]
Noncontrolling Interest in Joint Ventures			$ 1,330	$ 1,330
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			35.00%	35.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			65.00%
Increase (Decrease) in Deferred Income Taxes							(141)
Northeast JV [Member] | Noncontrolling Interests [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net							567
Northeast JV [Member] | Capital in excess of par value [Member]
Business Acquisition [Line Items]
Changes in ownership of consolidated subsidiaries, net							(426)
Selling, general and administrative expenses [Member] | Northeast JV [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs							6
Northeast G And P [Member]
Business Acquisition [Line Items]
Goodwill		$ 0				188	188	0	$ 0
Level 3 [Member] | Fair Value, Nonrecurring [Member] | Impairment Of Equity-Method Investments [Member]
Business Acquisition [Line Items]
Impairment of equity-method investments (Note 18)							(1)
Utica East Ohio Midstream, LLC Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 741
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net	0
Goodwill, Purchase Accounting Adjustments				$ 169
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment				(106)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles				$ (61)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	13
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	55
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	1,387
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	328
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	1,770
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	1,763
Goodwill	188
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	1,951
Business Acquisition, Goodwill, Expected Tax Deductible Amount	$ 188
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Percentage Of Finite Lived Intangible Assets Impacted By Our Intent Or Ability To Renew Or Extend Arrangement	49.00%
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension	10 years
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						179
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						53
Utica East Ohio Midstream, LLC Acquisition [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue							8,233	8,836
Business Acquisition, Pro Forma Net Income (Loss)							$ 928	$ (128)
Utica East Ohio Midstream, LLC Acquisition [Member] | Selling, general and administrative expenses [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs						$ 4
Utica East Ohio Midstream, LLC [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		62.00%						62.00%
Business Acquisition, Percentage of Voting Interests Acquired	38.00%
Utica East Ohio Midstream, LLC [Member] | Level 3 [Member] | Fair Value, Nonrecurring [Member] | Northeast G And P [Member] | Impairment Of Equity-Method Investments [Member]
Business Acquisition [Line Items]
Impairment of equity-method investments (Note 18)		$ 32			$ 74
Utica East Ohio Midstream, LLC [Member] | Utica East Ohio Midstream, LLC Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	38.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										62.00%